Note 29 - Provisions (Details Textual) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Provision for decommissioning, restoration and rehabilitation costs for Blanket mine [member]
Statement Line Items [Line Items]
Major assumptions made concerning future events, other provisions, discount rate	4.14%	4.14%
Major assumptions made concerning future events, other Provisions, inflation rate	2.40%	2.40%
Other provisions, undiscounted cash flows	$ 5,629	$ 3,137
Provision for decommissioning, restoration and rehabilitation costs for Bilboes Holdings [member]
Statement Line Items [Line Items]
Other provisions, undiscounted cash flows	4,466	0
Provision for decommissioning, restoration and rehabilitation costs for Motapa [member]
Statement Line Items [Line Items]
Other provisions, undiscounted cash flows	1,466	0
Provision for decommissioning, restoration and rehabilitation costs for Maligreen [member]
Statement Line Items [Line Items]
Other provisions, undiscounted cash flows	$ 287	$ 135